Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000272816 | G3730V105 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000272816 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272816 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272816 | 466313103 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272816 | 983793100 | XPO, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272816 | 387328107 | Granite Construction, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000272816 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000272816 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272816 | 04626A103 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272816 | 499049104 | Knight-Swift Transportation Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000272816 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000272816 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000272816 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000272816 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000272816 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000272816 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000272816 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000272816 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000272816 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000272816 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000272816 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000272816 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272816 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000272816 | Steel
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000272816 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272816 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272816 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000272817 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000272817 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000272817 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000272817 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000272817 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000272817 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000272817 | France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000272817 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000272817 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000272817 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272817 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000272817 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272817 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272817 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000272817 | Banking
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000272817 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272817 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000272817 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272817 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000272817 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000272817 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000272817 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000272817 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272817 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272817 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000272817 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000272817 | Food
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000272818 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000272818 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000272818 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000272818 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000272818 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000272818 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000272818 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000272818 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000272818 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000272818 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000272818 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000272818 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272818 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000272818 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000272818 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000272818 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000272818 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000272818 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000272818 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000272818 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000272818 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000272818 | Leisure Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000272818 | Retail - Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000272818 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272818 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272818 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000272818 | Transportation Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000272819 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272819 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272819 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000272819 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000272819 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000272819 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000272819 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272819 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000272819 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272819 | 254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272819 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000272819 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272819 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000272819 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000272819 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000272819 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272819 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000272819 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000272819 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000272819 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000272819 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000272819 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000272819 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272819 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000272819 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000272819 | Entertainment Content
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272819 | Equity
Holdings [Line Items]
Percent of Net Asset Value	1.70%